5. Loans and Allowance for Loan Losses, Alowance for Credit Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Allowance for Credit Losses [Roll Forward]
Beginning Balance	$ 6,825	$ 7,449
Provision for Credit Losses	1,324	1,320
Charge-offs	2,952	2,080
Recoveries	(280)	(136)
Net Charge-offs	2,672	1,944
Ending Balance	5,477	6,825
Ending Balance: Individually evaluated for impairment	1,806	3,197
Ending Balance: Collectively evaluated for impairment	3,671	3,628
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	30,245	33,612
Ending balance: Collectively Evaluated for Impairment	377,429	370,792
Ending Balance	407,674	404,404
Second Mortgage [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	153	161
Provision for Credit Losses	(61)	126
Charge-offs	25	134
Recoveries
Net Charge-offs	25	134
Ending Balance	67	153
Ending Balance: Individually evaluated for impairment
Ending Balance: Collectively evaluated for impairment	67
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	618
Ending balance: Collectively Evaluated for Impairment	7,457
Ending Balance	8,075
Equity Line of Credit [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	50	30
Provision for Credit Losses	140	23
Charge-offs	116	3
Recoveries
Net Charge-offs	116	3
Ending Balance	74	50
Ending Balance: Individually evaluated for impairment
Ending Balance: Collectively evaluated for impairment	74
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	24
Ending balance: Collectively Evaluated for Impairment	6,475
Ending Balance	6,499
Personal and Overdrafts [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	483	486
Provision for Credit Losses	636	366
Charge-offs	544	444
Recoveries	(90)	(75)
Net Charge-offs	454	369
Ending Balance	665	483
Ending Balance: Individually evaluated for impairment	188
Ending Balance: Collectively evaluated for impairment	477
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	592
Ending balance: Collectively Evaluated for Impairment	20,594
Ending Balance	21,186
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,264	1,530
Provision for Credit Losses	86	117
Charge-offs	407	420
Recoveries	(39)	(37)
Net Charge-offs	368	383
Ending Balance	982	1,264
Ending Balance: Individually evaluated for impairment	547
Ending Balance: Collectively evaluated for impairment	435
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	1,170
Ending balance: Collectively Evaluated for Impairment	33,099
Ending Balance	34,269
Unallocated [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,018	686
Provision for Credit Losses	85	332
Charge-offs
Recoveries
Net Charge-offs
Ending Balance	1,103	1,018
Ending Balance: Individually evaluated for impairment
Ending Balance: Collectively evaluated for impairment	1,103
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment
Ending balance: Collectively Evaluated for Impairment
Ending Balance
Residential 1-4 family [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance		1,242
Provision for Credit Losses		166
Charge-offs		452
Recoveries		(19)
Net Charge-offs		433
Ending Balance		975
Ending Balance: Individually evaluated for impairment	586	394
Ending Balance: Collectively evaluated for impairment	409	581
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	11,136	9,068
Ending balance: Collectively Evaluated for Impairment	175,693	166,792
Ending Balance	186,829	175,860
Multi Family [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance		280
Provision for Credit Losses		(137)
Charge-offs
Recoveries
Net Charge-offs
Ending Balance		143
Ending Balance: Individually evaluated for impairment
Ending Balance: Collectively evaluated for impairment	20	143
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	1,252
Ending balance: Collectively Evaluated for Impairment	19,879	20,592
Ending Balance	21,131	20,592
Construction and Land Loans [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance		823
Provision for Credit Losses		(471)
Charge-offs		127
Recoveries		(5)
Net Charge-offs		122
Ending Balance		230
Ending Balance: Individually evaluated for impairment	20
Ending Balance: Collectively evaluated for impairment	67	230
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	2,104	1,694
Ending balance: Collectively Evaluated for Impairment	16,414	16,815
Ending Balance	18,518	18,509
Commercial, Owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance		1,039
Provision for Credit Losses		42
Charge-offs		52
Recoveries
Net Charge-offs		52
Ending Balance		1,029
Ending Balance: Individually evaluated for impairment	143	630
Ending Balance: Collectively evaluated for impairment	266	399
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	10,591	8,921
Ending balance: Collectively Evaluated for Impairment	60,157	62,538
Ending Balance	70,748	71,459
Commercial, Non owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance		1,075
Provision for Credit Losses		748
Charge-offs		408
Recoveries
Net Charge-offs		408
Ending Balance		1,415
Ending Balance: Individually evaluated for impairment	322	1,230
Ending Balance: Collectively evaluated for impairment	741	185
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	1,916	11,035
Ending balance: Collectively Evaluated for Impairment	30,257	26,082
Ending Balance	32,173	37,117
Farmland [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance		97
Provision for Credit Losses		8
Charge-offs		40
Recoveries
Net Charge-offs		40
Ending Balance		65
Ending Balance: Individually evaluated for impairment		25
Ending Balance: Collectively evaluated for impairment	12	40
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	842	683
Ending balance: Collectively Evaluated for Impairment	7,404	8,639
Ending Balance	8,246	9,322
Residential 1-4 family [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	975
Provision for Credit Losses	277
Charge-offs	258
Recoveries	(1)
Net Charge-offs	257
Ending Balance	995
Multi Family [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	143
Provision for Credit Losses	(123)
Charge-offs
Recoveries
Net Charge-offs
Ending Balance	20
Construction and Land Loans [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	230
Provision for Credit Losses	(142)
Charge-offs	18
Recoveries	(17)
Net Charge-offs	1
Ending Balance	87
Commercial, Owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,029
Provision for Credit Losses	(407)
Charge-offs	345
Recoveries	(132)
Net Charge-offs	213
Ending Balance	409
Commercial, Non owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,415
Provision for Credit Losses	886
Charge-offs	1,239
Recoveries	(1)
Net Charge-offs	1,238
Ending Balance	1,063
Farmland [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	65
Provision for Credit Losses	(53)
Charge-offs
Recoveries
Net Charge-offs
Ending Balance	12
Second Mortgage [Member]
Allowance for Credit Losses [Roll Forward]
Ending Balance: Individually evaluated for impairment		45
Ending Balance: Collectively evaluated for impairment		108
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment		118
Ending balance: Collectively Evaluated for Impairment		7,816
Ending Balance		7,934
Equity Line of Credit [Member]
Allowance for Credit Losses [Roll Forward]
Ending Balance: Individually evaluated for impairment		38
Ending Balance: Collectively evaluated for impairment		12
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment		402
Ending balance: Collectively Evaluated for Impairment		7,482
Ending Balance		7,884
Personal and Overdrafts [Member]
Allowance for Credit Losses [Roll Forward]
Ending Balance: Individually evaluated for impairment		84
Ending Balance: Collectively evaluated for impairment		399
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment		490
Ending balance: Collectively Evaluated for Impairment		20,286
Ending Balance		20,776
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Allowance for Credit Losses [Roll Forward]
Ending Balance: Individually evaluated for impairment		751
Ending Balance: Collectively evaluated for impairment		513
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment		1,201
Ending balance: Collectively Evaluated for Impairment		33,750
Ending Balance		34,951
Unallocated [Member]
Allowance for Credit Losses [Roll Forward]
Ending Balance: Individually evaluated for impairment
Ending Balance: Collectively evaluated for impairment		1,018
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment
Ending balance: Collectively Evaluated for Impairment
Ending Balance